Employee Benefit Plans - Component of Net Periodic Pension Expense and Post-Retirement Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.7	$ 0.9
Interest cost	13.0	11.8
Curtailment and settlement (gains) losses recognized		(0.4)	1.3
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.7	0.9	0.7
Interest cost	13.0	11.8	12.8
Expected return on plan assets	(15.0)	(15.2)	(15.6)
Amortization of unrecognized loss		3.8	0.5
Curtailment and settlement (gains) losses recognized		(0.4)	1.3
Net periodic pension benefit cost	(1.3)	0.9	(0.3)
Other Post-retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.4	0.5	0.4
Interest cost	0.6	0.6	0.5
Amortization of prior service costs	0.1	0.1
Amortization of unrecognized loss		0.2	0.1
Net periodic pension benefit cost	$ 1.1	$ 1.4	$ 1.0